ACQUISITIONS (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions			1 Months Ended									12 Months Ended
	Dec. 28, 2017 USD ($) MW	Jan. 22, 2016 USD ($) GWh MW	Oct. 31, 2018 USD ($)	Mar. 31, 2018 USD ($) MW	Dec. 31, 2017 USD ($) MW	Oct. 31, 2017 USD ($) MW	Aug. 31, 2017 USD ($)	Feb. 28, 2017 MW	Sep. 30, 2016 USD ($) MW	Apr. 30, 2016 USD ($) GWh	Jan. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 GBP (£)	Oct. 31, 2018 USD ($)	Aug. 31, 2017 GBP (£)	Aug. 31, 2017 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 USD ($)	Jan. 31, 2016 BRL (R$)	Jan. 31, 2016 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Current portion of non-recourse borrowings					$ (1,517)								$ (489)
Non-recourse borrowings					(7,697)								(7,895)
Acqusitions Completed In 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													13
Trade receivables and other current assets													7
Property, plant and equipment, at fair value													211
Current liabilities													(7)
Current portion of non-recourse borrowings													(3)
Financial instruments													(2)
Long-term debt													(87)
Deferred income tax liabilities													(39)
Non-controlling interests													(21)
Fair value of net assets acquired													72
Goodwill													27
Purchase price													99
Brookfield Renewable | Acqusitions Completed In 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents					611
Restricted cash					90
Trade receivables and other current assets					63
Financial instruments					20
Property, plant and equipment, at fair value					1,245
Deferred tax assets					18
Other long-term assets					94
Current liabilities					(77)
Current portion of non-recourse borrowings					(1,183)
Financial instruments					(15)
Non-recourse borrowings					(5)
Deferred income tax liabilities					(17)
Other long-term liabilities					(54)
Non-controlling interests					(1)
Fair value of net assets acquired					789
Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents												$ 117
Restricted cash												0
Trade receivables and other current assets												177
Property, plant and equipment, at fair value												5,741
Other long-term assets												15
Current liabilities												(467)
Long-term debt												(899)
Non-recourse borrowings												(899)
Deferred income tax liabilities												(1,020)
Other long-term liabilities												(149)
Non-controlling interests												(1,417)
Fair value of net assets acquired												2,098
Goodwill												799
Purchase price												2,897
Biotherm | Acqusitions Completed In 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													12
Trade receivables and other current assets													7
Property, plant and equipment, at fair value													158
Current liabilities													(3)
Current portion of non-recourse borrowings													(3)
Financial instruments													(2)
Long-term debt													(69)
Deferred income tax liabilities													(35)
Non-controlling interests													(21)
Fair value of net assets acquired													44
Goodwill													27
Purchase price													71
Biotherm | Brookfield Renewable | Acqusitions Completed In 2018
Disclosure of detailed information about business combination [line items]
Total cash consideration transferred				$ 12
Total consideration				71
Deferred consideration				3
Acquisition costs incurred and capitalized				$ 1
Terraform Global | Acqusitions Completed In 2017
Disclosure of detailed information about business combination [line items]
Total consideration					657
Fair Value of Interest Held at Acquisition Date					100
Potential gain on sale					$ 250
Terraform Global | Brookfield Renewable | Acqusitions Completed In 2018
Disclosure of detailed information about business combination [line items]
Name of acquiree	TerraForm Global
Date of acquisition	December 28th, 2017
Aggregate Capacity, MW | MW	49
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Purchase price	$ 56
Terraform Global | Brookfield Renewable | Acqusitions Completed In 2018 | Top of range
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interests, percent	70.00%
Terraform Global | Brookfield Renewable | Acqusitions Completed In 2018 | Bottom of range
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interests, percent	65.00%
Terraform Global | Brookfield Renewable | Acqusitions Completed In 2017
Disclosure of detailed information about business combination [line items]
Name of acquiree					TerraForm Global
Percentage of voting equity interests Retained by Brookfield					31.00%
Aggregate Capacity, MW | MW					919
Total consideration					$ 202
Fair Value of Interest Held at Acquisition Date					30
Potential gain on sale					2
Acquisition costs incurred and capitalized					1
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents					611
Restricted cash					90
Trade receivables and other current assets					62
Financial instruments					20
Property, plant and equipment, at fair value					1,208
Deferred tax assets					18
Other long-term assets					94
Current liabilities					(73)
Current portion of non-recourse borrowings					(1,183)
Financial instruments					(15)
Non-recourse borrowings					(5)
Deferred income tax liabilities					(15)
Other long-term liabilities					(54)
Non-controlling interests					(1)
Fair value of net assets acquired					757
Northern Ireland Wind | Acqusitions Completed In 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													1
Trade receivables and other current assets													0
Property, plant and equipment, at fair value													53
Current liabilities													(4)
Current portion of non-recourse borrowings													0
Financial instruments													0
Long-term debt													(18)
Deferred income tax liabilities													(4)
Non-controlling interests													0
Fair value of net assets acquired													28
Goodwill													0
Purchase price													$ 28
Northern Ireland Wind | Brookfield Renewable | Acqusitions Completed In 2018
Disclosure of detailed information about business combination [line items]
Name of acquiree				Northern Ireland Wind
Acquisition of controlling interests, percent			40.00%	100.00%
Aggregate Capacity, MW | MW				23
Total consideration														£ 22	$ 28
Acquisition costs incurred and capitalized			$ 1
Northern Ireland Wind | Brookfield Renewable | Acqusitions Completed In 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents					0
Restricted cash					0
Trade receivables and other current assets					1
Financial instruments					0
Property, plant and equipment, at fair value					37
Deferred tax assets					0
Other long-term assets					0
Current liabilities					(4)
Current portion of non-recourse borrowings					0
Financial instruments					0
Non-recourse borrowings					0
Deferred income tax liabilities					(2)
Other long-term liabilities					0
Non-controlling interests					0
Fair value of net assets acquired					$ 32
FHH Guernsey Ltd | Brookfield Renewable | Acqusitions Completed In 2017
Disclosure of detailed information about business combination [line items]
Name of acquiree							FHH Guernsey Ltd
Date of acquisition							August 2017
Owership percentage																25.00%	25.00%
Percentage of voting equity interests Retained by Brookfield																7.00%	7.00%
Total consideration																£ 194	$ 248
TerraForm Power | Brookfield Renewable | Acqusitions Completed In 2017
Disclosure of detailed information about business combination [line items]
Name of acquiree						TerraForm Power, Inc
Date of acquisition						October 2017
Percentage of voting equity interests Retained by Brookfield						16.00%
Aggregate Capacity, MW | MW						2,600
Fair Value of Interest Held at Acquisition Date						$ 203
Potential gain on sale						13
Acquisition costs incurred and capitalized						$ 1
European Wind | Brookfield Renewable | Acqusitions Completed In 2017
Disclosure of detailed information about business combination [line items]
Name of acquiree								European Wind
Date of acquisition								February 2017
Acquisition of controlling interests, percent								100.00%
Aggregate Capacity, MW | MW								16
Total consideration																£ 24	$ 32
Acquisition costs incurred and capitalized							$ 1
Colombia | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents												113
Restricted cash												0
Trade receivables and other current assets												174
Property, plant and equipment, at fair value												4,772
Other long-term assets												15
Current liabilities												(463)
Long-term debt												(899)
Non-recourse borrowings												(899)
Deferred income tax liabilities												(1,019)
Other long-term liabilities												(149)
Non-controlling interests												(1,417)
Fair value of net assets acquired												1,127
Goodwill												799
Purchase price												1,926
Isagen S.A. E.S.P. | Brookfield Renewable | Acqusitions Completed In 2016
Disclosure of detailed information about business combination [line items]
Name of acquiree		Isagen S.A. E.S.P
Owership percentage		57.60%											99.50%
Aggregate Capacity, MW | MW		3,032
Annual generation Energy, GWh | GWh		15,000
Potential gain on sale												900
Acquisition costs incurred and capitalized		$ 13
Brazil | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents												4
Restricted cash												0
Trade receivables and other current assets												2
Property, plant and equipment, at fair value												100
Other long-term assets												0
Current liabilities												(3)
Long-term debt												0
Non-recourse borrowings												0
Deferred income tax liabilities												0
Other long-term liabilities												0
Non-controlling interests												0
Fair value of net assets acquired												103
Goodwill												0
Purchase price												103
51 MW hydroelectric portfolio | Brookfield Renewable | Acqusitions Completed In 2016
Disclosure of detailed information about business combination [line items]
Name of acquiree											51 MW hydroelectric portfolio
Percentage of voting equity interests Retained by Brookfield																				100.00%	100.00%
Total cash consideration transferred																				R$ 355	$ 88
Total consideration																				417	103
Deferred consideration																				35	9
Impact of the foreign currency contracts																				R$ 24	$ 6
Acquisition costs incurred and capitalized											$ 1
North America portfolio | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents												0
Restricted cash												0
Trade receivables and other current assets												1
Property, plant and equipment, at fair value												859
Other long-term assets												0
Current liabilities												(1)
Non-recourse borrowings												0
Deferred income tax liabilities												0
Other long-term liabilities												0
Non-controlling interests												0
Fair value of net assets acquired												859
Goodwill												0
Purchase price												859
Pennsylvania Hydro | Brookfield Renewable | Acqusitions Completed In 2016
Disclosure of detailed information about business combination [line items]
Name of acquiree										Pennsylvania Hydro
Date of acquisition										April 2016
Total cash consideration transferred										$ 859
Annual generation Energy, GWh | GWh										1,109
Potential gain on sale										$ 46
Acquisition costs incurred and capitalized										$ 6
Pennsylvania | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents												0
Restricted cash												0
Trade receivables and other current assets												1
Property, plant and equipment, at fair value												859
Other long-term assets												0
Current liabilities												(1)
Long-term debt												0
Deferred income tax liabilities												0
Other long-term liabilities												0
Non-controlling interests												0
Fair value of net assets acquired												859
Goodwill												0
Purchase price												859
Ireland | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents												0
Restricted cash												0
Trade receivables and other current assets												0
Property, plant and equipment, at fair value												10
Other long-term assets												0
Current liabilities												0
Non-recourse borrowings												0
Deferred income tax liabilities												(1)
Other long-term liabilities												0
Non-controlling interests												0
Fair value of net assets acquired												9
Goodwill												0
Purchase price												$ 9
European Wind Portfolio (Ireland) | Brookfield Renewable | Acqusitions Completed In 2016
Disclosure of detailed information about business combination [line items]
Date of acquisition									September 2016
Acquisition of controlling interests, percent									40.00%
Aggregate Capacity, MW | MW									19
Total cash consideration transferred																		€ 7	$ 8
Total consideration																		8	9
Deferred consideration																		€ 1	$ 1
Acquisition costs incurred and capitalized									$ 1